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                    Seward & Kissel LLP
                  One Battery Park Plaza
                 New York, New York 10105


                                March 6, 2001



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


           Alliance Select Investor Series, Inc.
                   Premier Portfolio
                   Technology Portfolio
             (File Nos. 333-8818 and 811-9176)
       _____________________________________________


Dear Sirs:

         This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced fund do not differ from that filed in the most recent post-effective amendment, the text of which were filed electronically.


                                Very truly yours,


                                /s/ Nicholas C. Filla